Property, Plant and Equipment (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 12, 2021 Bitcoin
Property, Plant and Equipment [Abstract]
Bitcoin miners (in Bitcoin) | Bitcoin			10,000
Impairment charge | $		$ 1,556,000